RESTATEMENT	12 Months Ended
Dec. 31, 2011
RESTATEMENT [Text Block]
12.	RESTATEMENT

The financial statements for the year ended December 31, 2009 have been restated to correct the accounting for warrants that were issued in connection with a previous private placement. The exercise price of these warrants is denominated in United States dollars, which differs from the Company’s functional currency (Canadian dollars) and therefore these warrants cannot be considered to be indexed to the Company’s own stock. Accordingly the fair value of the warrants must be accounted for as a derivative liability with changes in fair value recorded in the statement of operations.

The effect of the resulting adjustments on the company’s financial statements for the year ended December 31, 2009 is as follows:

Statement of operations for the year ended December 31, 2009

	As previously reported	Adjustment	As restated
Net loss	$727,683	$364,360	$1,092,043
Fair value adjustment on derivative liability	$-	$364,360	$364,360
Loss per common share – basic and diluted	$(0.11)	$(0.06)	$(0.17)

The Fair value adjustment on derivative liability has no net effect on the Company’s statement of cash flows for the year ended December 31, 2009.